SCHEDULE OF OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	Oct. 01, 2022	Jan. 01, 2022	Jan. 02, 2021
Investments, All Other Investments [Abstract]
Collateral associated with workers’ compensation insurance		$ 3,072	$ 3,134
Other non-current assets		434	34
Total	$ 6,465	$ 3,506	$ 3,168